accounts payable and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2021
accounts payable and accrued liabilities
Schedule of accounts payable and accrued liabilities

	June 30,	December 31,
As at (millions)	2021	2020
Accrued liabilities	$1,283	$1,251
Payroll and other employee-related liabilities	510	545
Restricted share units liability	49	18
	1,842	1,814
Trade accounts payable	987	855
Interest payable	173	173
Indirect taxes payable and other [1]	108	126
	$3,110	$2,968

1	The opening balance of indirect taxes payable and other has been adjusted as set out in Note 18(c).